Commitment and Contingencies (Details) $ in Thousands	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Principal outstanding | $	$ 55,454
Term Loan
Loss Contingencies [Line Items]
Principal outstanding | $	$ 55,454	$ 56,454
Collectibility of Receivables
Loss Contingencies [Line Items]
Number of collection actions against former customers | claim	3
Breach of Contract | Former Customers
Loss Contingencies [Line Items]
Number of counterclaims filed by former customers | claim	2